Related Party - Schedule of Transactions and Balances Outstanding with the Related Parties (Details) - USD ($)		9 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Srivastava Robotic Surgery Pvt Ltd [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates						$ 345	$ 330
Prepaids and other current assets:
Prepaids and other current assets						345
SS International Centre For Robotics Surgery Pvt Ltd [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates						948	2,498
Prepaids and other current assets:
Prepaids and other current assets						948
Sudhir Srivastava Medical Innovations Pvt Ltd [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates		$ 71		$ 149		491	357
Prepaids and other current assets:
Prepaids and other current assets						491
Telegnosis Private Limited [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates		218				345	383
Prepaids and other current assets:
Prepaids and other current assets						727	383
Sudhir Prem Srivastava [Member]
Reimbursements payable
Reimbursements payable						(239,223)	(211,904)
ESOP expenses
ESOP expenses						6,390,413	1,891,240
Consultancy charges and other perquisites
Consultancy charges and other perquisites		664,586		658,776		889,567	805,992
Prepaids and other current assets:
Prepaids and other current assets	[1]					1,644,825	2,063,508
Anup Sethi [Member]
ESOP expenses
ESOP expenses						1,315,032	1,434,606
Consultancy charges and other perquisites
Consultancy charges and other perquisites		65,738	[2]	131,904	[2]	178,251	167,775
Barry F. Cohen [Member]
ESOP expenses
ESOP expenses						577,868	630,413
Consultancy charges and other perquisites
Consultancy charges and other perquisites		135,000		135,000		180,000	128,000
Accrued expenses & other current liabilities:
Accrued expenses & other current liabilities						(310,500)	(130,500)
Dr. Frederic H Moll [Member]
ESOP expenses
ESOP expenses							4,463,799
Dr. S.P. Somashekhar [Member]
ESOP expenses
ESOP expenses						210,260	34,866
Vishwajyoti P. Srivastava, M.D [Member]
ESOP expenses
ESOP expenses						577,868	630,413
Consultancy charges and other perquisites
Consultancy charges and other perquisites		225,510		159,086		212,164	209,623
Accrued expenses & other current liabilities:
Accrued expenses & other current liabilities						(75,006)	(75,006)
Sushruta Private Limited [Member]
Proceeds from notes issued
Proceeds from notes issued						6,000,000	16,980,000
Interest expense on notes
Interest expense on notes		182,400		115,597		194,785
Conversion of notes into common stock
Conversion of notes into common stock		30,164,548					16,980,000
Accrued expenses & other current liabilities:
Accrued expenses & other current liabilities						(194,785)
Prepaids and other current assets:
Prepaids and other current assets						5,000	5,000
Notes payable:
Notes payable						(6,000,000)
Cardio Bahamas [Member]
Prepaids and other current assets:
Prepaids and other current assets	[1]					(76,741)	(76,741)
SSI PTE Singapore [Member]
Prepaids and other current assets:
Prepaids and other current assets	[1]					$ (424,586)	$ (424,586)

[1]	For these balances, Dr. Sudhir Prem Srivastava is considered as the ultimate beneficial owner, and the settlement is expected to be made on net basis. Accordingly, these balances have been disclosed under prepaids and other current assets.
[2]	During the current period, Mr. Anup Sethi resigned from the position of Chief Financial Officer with effect from April 30, 2025. In his place, Mr. Arvind Palaniappan was appointed as the Interim Chief Financial Officer. Further Mr. Arvind Palaniappan resigned as Interim Chief Financial Officer effective July 23, 2025, meanwhile his responsibilities were assumed by Dr. Vishwajyoti P. Srivastava- Chief Operating Officer- Asia Pacific. On September 24, 2025, the Company appointed Mr. Naveen Kumar Amar as Chief Financial Officer.